Selling and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2025
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Advertising costs	(91,460)	(106,168)	(50,900)	(45,038)
Employee benefits expenses	(2,747)	(3,803)	(1,394)	(2,079)
Depreciation and amortization	(358)	(570)	(209)	(256)
	(94,565)	(110,541)	(52,503)	(47,373)